ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 29, 2016
ACCRUED AND OTHER LIABILITIES [Abstract]
Other Accrued Liabilities
Other accrued liabilities consist of the following (in thousands):

	2016	2015
Sales tax	$26,280	$20,308
Insurance	19,976	22,658
Property tax	15,762	14,224
Dividends	17,760	16,961
Other	41,546	37,046
	$121,324	$111,197

Other Liabilities
Other liabilities consist of the following (in thousands):

	2016	2015
Straight-line rent	$56,896	$56,345
Insurance	38,433	30,988
Landlord contributions	24,681	24,785
Unfavorable leases	6,521	663
Unrecognized tax benefits	5,811	5,144
Other	7,081	7,108
	$139,423	$125,033